Acquisitions (Identifiable Intangible Assets Schedule) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Nov. 13, 2013	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 03, 2016	Dec. 14, 2015	Dec. 11, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 12,291	$ 12,079				$ 8,535
Finite-Lived Intangible Assets, Accumulated Amortization			(1,220)	(703)
Indefinite Lived Intangible Assets Net			6,493	6,520
Finite-Lived Intangible Assets, Net			3,927	4,238
Other intangible assets, net			10,420	10,758				$ 7,780
SPSE and CMA [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill					$ 307
Finite-lived Intangible Assets Acquired			180
Finite-Lived Intangible Assets, Accumulated Amortization			(4)
Finite-Lived Intangible Assets, Net			176
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					180
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets					12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent					(68)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					$ 431
SPSE and CMA [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			129
Finite-Lived Intangible Assets, Accumulated Amortization			(2)
Finite-Lived Intangible Assets, Net			$ 127
SPSE and CMA [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			3 years
Finite-Lived Intangible Assets, Accumulated Amortization			$ 0
Finite-Lived Intangible Assets, Net			2
SPSE and CMA [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			13
Finite-Lived Intangible Assets, Accumulated Amortization			(1)
Finite-Lived Intangible Assets, Net			12
SPSE and CMA [Member] | Database Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			36
Finite-Lived Intangible Assets, Accumulated Amortization			(1)
Finite-Lived Intangible Assets, Net			35
TRAYPORT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill							$ 387
Finite-Lived Intangible Assets, Accumulated Amortization			(14)
Intangible Assets Acquired			274
Intangible Assets, Translation Adjustments			(51)
Other intangible assets, net			$ 209
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles							274
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets							9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent							(50)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 620
TRAYPORT [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			20 years
Finite-lived Intangible Assets Acquired			$ 242
Finite-Lived Intangible Assets, Translation Adjustments			(45)
Finite-Lived Intangible Assets, Accumulated Amortization			(11)
Finite-Lived Intangible Assets, Net			186
TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			14
Finite-Lived Intangible Assets, Translation Adjustments			(2)
Finite-Lived Intangible Assets, Accumulated Amortization			(3)
Finite-Lived Intangible Assets, Net			9
Interactive Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill						$ 3,242
Finite-lived Intangible Assets Acquired				2,883
Finite-Lived Intangible Assets, Accumulated Amortization			(172)
Finite-Lived Intangible Assets, Net			2,633
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						2,883
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets						259
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent						(1,057)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						$ 5,628
Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life	25 years
Finite-lived Intangible Assets Acquired				2,452
Finite-Lived Intangible Assets, Accumulated Amortization			(104)
Finite-Lived Intangible Assets, Net			$ 2,281
Interactive Data [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			1 year
Finite-lived Intangible Assets Acquired			$ 2	2
Finite-Lived Intangible Assets, Translation Adjustments			0
Finite-Lived Intangible Assets, Accumulated Amortization			(2)
Finite-Lived Intangible Assets, Net			$ 0
Interactive Data [Member] | Market Data Provider Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			20 years
Finite-lived Intangible Assets Acquired				11
Finite-Lived Intangible Assets, Accumulated Amortization			$ (1)
Finite-Lived Intangible Assets, Net			$ 10
Interactive Data [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			2 years
Finite-lived Intangible Assets Acquired				12
Finite-Lived Intangible Assets, Translation Adjustments			$ (3)
Finite-Lived Intangible Assets, Accumulated Amortization			(11)
Finite-Lived Intangible Assets, Net			1
Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired				168
Finite-Lived Intangible Assets, Accumulated Amortization			(26)
Finite-Lived Intangible Assets, Net			$ 138
Interactive Data [Member] | Database Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			4 years
Finite-lived Intangible Assets Acquired				109
Finite-Lived Intangible Assets, Accumulated Amortization			$ (28)
Finite-Lived Intangible Assets, Net			78
Interactive Data Holdings Corporation Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments		$ (78)
Interactive Data Holdings Corporation Acquisition [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments		(67)
Interactive Data Holdings Corporation Acquisition [Member] | Market Data Provider Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments		0
Interactive Data Holdings Corporation Acquisition [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments		0
Interactive Data Holdings Corporation Acquisition [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments		$ (4)
Trademarks and Trade Names [Member] | TRAYPORT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired			18
Indefinite-lived Intangible Assets, Translation Adjustments			(4)
Finite-Lived Intangible Assets, Accumulated Amortization			0
Indefinite Lived Intangible Assets Net			14
Exchange Registrations and Licenses with Indefinite Lives [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite Lived Intangible Assets Net			$ 6,083	$ 6,086
Minimum [Member] | SPSE and CMA [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			15 years
Minimum [Member] | SPSE and CMA [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			6 years
Minimum [Member] | SPSE and CMA [Member] | Database Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			5 years
Minimum [Member] | TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			3 years
Minimum [Member] | Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			20 years
Minimum [Member] | Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			5 years
Maximum [Member] | SPSE and CMA [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			20 years
Maximum [Member] | SPSE and CMA [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			7 years
Maximum [Member] | SPSE and CMA [Member] | Database Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			10 years
Maximum [Member] | TRAYPORT [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			5 years
Maximum [Member] | Interactive Data [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			25 years
Maximum [Member] | Interactive Data [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining collective finite lived intangible assets, useful life			8 years